Significant Accounting Policies - Schedule of Goodwill (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Beginning Balance	$ 5,963	$ 5,963
Impairment of goodwill	(2,873)
Ending Balance	$ 3,090	$ 5,963